Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Aug. 25, 2017	Aug. 26, 2016	Aug. 28, 2015
Cash flows from operating activities:
Net loss	$ (7,795)	$ (19,960)	$ (46,451)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	33,238	31,480	50,145
Share-based compensation	5,364	3,872	6,132
Provision for doubtful accounts receivable and sales returns	(51)	18	109
Deferred income tax benefit	(2,389)	(1,417)	(2,464)
(Gain) loss on disposal of property and equipment	352	(55)	122
Loss on extinguishment of debt	16,580
Loss on early repayment of debt	6,744
Amortization of debt discounts and issuance costs	8,231	4,696	4,562
Write-off of other assets			1,582
Write-off of deferred initial public offering costs			3,962
Changes in operating assets and liabilities:
Accounts receivable	(40,426)	44,922	8,597
Inventories	(21,851)	31,326	(19,989)
Prepaid expenses and other assets	(58)	11,007	(451)
Accounts payable	(10,608)	(86,588)	53,236
Accrued expenses and other liabilities	11,736	(4,251)	(18,330)
Net cash provided by (used in) operating activities	(933)	15,050	40,762
Cash flows from investing activities:
Capital expenditures and deposits on equipment	(18,678)	(13,844)	(31,663)
Restricted cash		194	(6,115)
Proceeds from sale of property and equipment	651	281	161
Purchase of other assets			(1,597)
Proceeds from Escrow Release related to sale of business			30,498
Net cash used in investing activities	(18,027)	(13,369)	(8,716)
Cash flows from financing activities:
Issuance of ordinary shares from initial public offering (IPO), net of underwriting commissions	63,507
Payment of costs related to IPO	(1,149)		(3,094)
Proceeds from issuance of long-term debt, net of costs paid	156,962
Fees paid for revolving line of credit financing	(3,167)
Payment for extinguishment of long-term debt	(151,946)
Early debt payment for long-term debt	(61,127)
Proceeds from long-term debt borrowing		5,771	14,060
Long-term debt payment	(19,698)	(16,694)	(13,258)
Proceeds from borrowings under revolving line of credit	457,750	279,200	357,000
Repayments of borrowings under revolving line of credit	(457,750)	(279,200)	(357,000)
Proceeds from issuance of ordinary shares from share option exercises	406	133	12
Tax payments due upon issuance of ordinary shares for release of RSUs	(763)
Repurchase of ordinary shares		(124)
Distribution of share premium			(28,338)
Payment for Storage options related to Escrow Release			(1,127)
Payment for strike price reductions			(900)
Net cash used in financing activities	(16,975)	(10,914)	(32,645)
Effect of exchange rate changes on cash and cash equivalents	(263)	(227)	(9,399)
Net decrease in cash and cash equivalents	(36,198)	(9,460)	(9,998)
Cash and cash equivalents at beginning of period	58,634	68,094	78,092
Cash and cash equivalents at end of period	22,436	58,634	68,094
Cash paid during the year:
Cash paid for interest	21,458	22,413	23,750
Cash paid for income taxes, net of refunds	8,095	5,300	7,996
Noncash activities information:
Fair value of warrants issued	21,341
Capital expenditures included in accounts payable at period end	153	$ 552	$ 633
IPO costs included in accounts payable and accrued liabilities at period end	1,591
Unpaid debt fees related to term loan and revolver	$ 768